Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net earnings (loss)	$ 32	$ (83)
Items not requiring cash and cash equivalents:
Depreciation and amortization	185	198
Equity earnings from associates and joint ventures	0	(2)
Deferred income taxes (Note 19)	(23)	(8)
Share-based compensation expense (Note 23)	29	6
Loss on disposal of PP&E (Note 8)	0	2
Loss on financial instruments	11	14
Gain on redemption options (Note 13)	(17)	0
Impairment of EI assets - operating leases (Note 9a)	1	1
Impairment of goodwill (Note 12)		65
Adjustments to reconcile profit (loss) other than changes in working capital	218	193
Net change in working capital and other (Note 29)	106	13
Cash provided by operating activities	324	206
Additions to:
PP&E (Note 8)	(16)	(16)
EI assets - operating leases (Note 9a)	(59)	(90)
Intangibles (Note 11)	(2)	(5)
Proceeds on disposal of:
PP&E (Note 8)		6
EI assets - operating leases (Note 9a)	3	24
Net purchases of financial instruments		(25)
Net change in working capital associated with investing activities	15	(13)
Cash used in investing activities	(59)	(119)
Financing Activities
Repayment of the Revolving Credit Facility (Note 17)	(41)	(102)
Repayment of the Notes (Note 17)	(62)
Repayment of the Term Loan (Note 17)	(130)	(20)
Lease liability principal repayment (Note 18)	(20)	(15)
Dividends	(9)	(9)
Stock option exercises (Note 20)	1	1
Deferred transaction costs	(2)	(4)
Cash used in financing activities	(263)	(149)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(5)	(30)
Decrease in cash and cash equivalents	(3)	(92)
Cash and cash equivalents, beginning of period	95	187
Cash and cash equivalents, end of period	$ 92	$ 95